Vanguard Global Capital Cycles Fund Expense Example - Retail Prospectus [Member] - Vanguard Global Capital Cycles Fund - Investor Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530